Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	4,187,588	337,500
Common stock, shares outstanding (in shares)	4,187,588	337,500
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, shares issued (in shares)	136,261	0
Preferred stock, shares outstanding (in shares)	136,261	0
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,587,314
Preferred stock, shares issued (in shares)	1,314,792	0
Preferred stock, shares outstanding (in shares)	1,314,792	0